SIGNIFICANT RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
SIGNIFICANT RELATED PARTY TRANSACTIONS

23. SIGNIFICANT RELATED PARTY TRANSACTIONS

Apart from those discussed elsewhere in these financial statements, the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

Amounts owing to related parties

	September 30, 2025	December 31, 2024
	USD’000	USD’000
Amounts owing to related parties	391	272

As of September 30, 2025 and December 31, 2024, the Company had a loan of nil and $20,000 payable to Alex Ng Man Shek, a former director and corporate secretary of the Company. This loan is interest free, unsecured and repayable on demand.

As of September 30, 2025 and December 31, 2024, the Company had amount due to Weilai Zhang, (the Company’s former CEO) of $100,000 and $252,000, respectively, which bore no interest, unsecured and payable upon demand.

As of September 30, 2025 and December 31, 2024, the Company had amount due to Baiya International Group Inc (major shareholder of the Company also controls this Company) of $290,000 and nil, which bore no interest, unsecured and payable upon demand.

As of September 30, 2025 and December 31, 2024, the Company had amount due to Lei Deng (senior officer of the Company) of $1,271 and nil, which bore no interest, unsecured and payable upon demand.